CONSOLIDATED SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 1.1%
Deutsche Telekom AG, Registered Shares(A)	1,546	$28,214

Interactive Media & Services – 1.0%
Alphabet, Inc., Class A(B)	7	12,970
Tencent Holdings Ltd.(A)	207	14,877
		27,847

Total Communication Services - 2.1%		56,061

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.3%
adidas AG(A)	93	33,901

Auto Parts & Equipment – 1.4%
Aptiv plc	291	37,913

Automobile Manufacturers – 0.4%
Subaru Corp.(A)	608	12,166

Casinos & Gaming – 0.4%
New Cotai Participation Corp., Class B(B)(C)(D)	1,820	8,902
Studio City International Holdings Ltd. ADR(B)(E)	203	2,410
		11,312

General Merchandise Stores – 0.9%
Dollar Tree, Inc.(B)	237	25,643

Internet & Direct Marketing Retail – 2.8%
Amazon.com, Inc.(B)	23	74,792

Leisure Products – 0.0%
Media Group Holdings LLC, Series H(B)(C)(D)(F)(G)	640	—*
Media Group Holdings LLC, Series T(B)(C)(D)(F)(G)	80	—*
		—*

Total Consumer Discretionary - 7.2%		195,727

Consumer Staples

Distillers & Vintners – 0.8%
Pernod Ricard S.A.(A)	111	21,353

Household Products – 1.0%
Procter & Gamble Co. (The)	194	26,943

Hypermarkets & Super Centers – 1.0%
Wal-Mart Stores, Inc.	180	25,997

Packaged Foods & Meats – 0.8%
Nestle S.A., Registered Shares(A)	192	22,750

Personal Products – 0.9%
Unilever plc(A)	426	25,557

Total Consumer Staples - 4.5%		122,600

Energy

Oil & Gas Exploration & Production – 0.8%
Canadian Natural Resources Ltd.	848	20,387

Oil & Gas Refining & Marketing – 1.8%
Phillips 66	163	11,424
Reliance Industries Ltd.(A)	1,476	39,046
		50,470
Total Energy - 2.6%		70,857

Financials

Diversified Banks – 1.5%
BNP Paribas S.A.(A)	500	26,388
UniCredit S.p.A.(A)	1,418	13,286
		39,674

Financial Exchanges & Data – 0.7%
Intercontinental Exchange, Inc.	157	18,062

Investment Banking & Brokerage – 1.8%
Goldman Sachs Group, Inc. (The)	90	23,678
Morgan Stanley	355	24,334
		48,012

Life & Health Insurance – 2.4%
AIA Group Ltd.(A)	2,389	29,116
Ping An Insurance (Group) Co. of China Ltd., H Shares(A)	2,796	34,026
		63,142

Mortgage REITs – 1.1%
AGNC Investment Corp.	1,962	30,613

Other Diversified Financial Services – 1.3%
ORIX Corp.(A)	2,221	34,163

Thrifts & Mortgage Finance – 1.1%
Housing Development Finance Corp. Ltd.(A)	811	28,411

Total Financials - 9.9%		262,077

Health Care

Biotechnology – 1.5%
Genmab A.S.(A)(B)	46	18,821
Sarepta Therapeutics, Inc.(B)	134	22,863
		41,684

Health Care Equipment – 2.8%
Koninklijke Philips Electronics N.V., Ordinary Shares(A)	488	26,274
Masimo Corp.(B)	79	21,139
Zimmer Holdings, Inc.	188	28,907
		76,320

Managed Health Care – 0.9%
Anthem, Inc.	73	23,378

Pharmaceuticals – 2.9%
GlaxoSmithKline plc(A)	1,158	21,193
Merck & Co., Inc.	280	22,869
Merck KGaA(A)	205	35,231
		79,293
Total Health Care - 8.1%		220,675

Industrials

Aerospace & Defense – 1.8%
Airbus SE(A)	271	29,772
Northrop Grumman Corp.	66	20,259
		50,031

Construction & Engineering – 1.7%
Larsen & Toubro Ltd.(A)	1,190	21,021
Vinci(A)	245	24,357
		45,378

Construction Machinery & Heavy Trucks – 0.9%
Caterpillar, Inc.	133	24,215

Electrical Components & Equipment – 1.0%
Schneider Electric S.A.(A)	201	29,039

Environmental & Facilities Services – 0.7%
Waste Management, Inc.	156	18,427

Industrial Machinery – 1.5%
Ingersoll-Rand, Inc.(B)	885	40,301

Railroads – 2.4%
Kansas City Southern	138	28,117
Union Pacific Corp.	178	37,064
		65,181

Trading Companies & Distributors – 1.0%
Ferguson plc(A)	236	28,726

Total Industrials - 11.0%		301,298

Information Technology

Application Software – 3.2%
Adobe, Inc.(B)	81	40,387
Intuit, Inc.	121	45,978
		86,365

Data Processing & Outsourced Services – 3.3%
Fiserv, Inc.(B)	322	36,715
Visa, Inc., Class A	242	52,887
		89,602

Electronic Equipment & Instruments – 1.3%
Keyence Corp.(A)	63	35,495

Internet Services & Infrastructure – 0.6%
VeriSign, Inc.(B)	76	16,355

IT Consulting & Other Services – 0.8%
Garter, Inc., Class A(B)	128	20,527

Semiconductor Equipment – 1.4%
ASML Holding N.V., Ordinary Shares(A)	78	37,671

Semiconductors – 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	3,572	67,577

Systems Software – 2.6%
Microsoft Corp.	313	69,652

Technology Hardware, Storage & Peripherals – 3.5%
Apple, Inc.	311	41,297
Samsung Electronics Co. Ltd.(A)	547	40,863
Seagate Technology	211	13,130
		95,290

Total Information Technology - 19.2%		518,534

Materials

Diversified Metals & Mining – 0.3%
Teck Resources Ltd., Class B	438	7,946

Gold – 0.6%
Barrick Gold Corp.		637	14,502

Total Materials - 0.9%			22,448

Utilities

Multi-Utilities – 1.0%
E.ON AG(A)		2,547	28,198

Total Utilities - 1.0%			28,198

TOTAL COMMON STOCKS – 66.5%			$1,798,475
(Cost: $1,824,351)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Kansas City Southern, Call $210.00, Expires 2-19-21	878	88	501

TOTAL PURCHASED OPTIONS – 0.0%			$501
(Cost: $401)

ASSET-BACKED SECURITIES		Principal
British Airways Pass-Through Trust, Series 2020-1A, 4.250%, 11-15-32 (H)		$1,600	1,712

TOTAL ASSET-BACKED SECURITIES – 0.1%			$1,712
(Cost: $1,600)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 0.3%
Altice France Holding S.A., 10.500%, 5-15-27(H)		8,387	9,414

Integrated Telecommunication Services – 1.5%
AT&T, Inc., 3.650%, 6-1-51		2,347	2,453
Consolidated Communications, Inc., 6.500%, 10-1-28(H)		1,354	1,449
Frontier Communications Corp.:
7.625%, 4-15-24(I)		7,881	3,980
6.875%, 1-15-25(I)		23,633	11,462
11.000%, 9-15-25(I)		21,820	11,455
9.000%, 8-15-31(I)		7,881	3,803
West Corp., 8.500%, 10-15-25(H)		6,325	6,117
			40,719

Interactive Media & Services – 0.2%
Tencent Holdings Ltd., 3.240%, 6-3-50(H)		3,910	4,048

Total Communication Services - 2.0%			54,181

Consumer Discretionary

Automobile Manufacturers – 0.6%
Ford Motor Co., 8.500%, 4-21-23		3,919	4,419
Nissan Motor Co. Ltd.:
4.345%, 9-17-27(H)		5,463	6,031
4.810%, 9-17-30(H)		3,902	4,397
			14,847

Hotels, Resorts & Cruise Lines – 0.1%
Carnival Corp., 11.500%, 4-1-23(H)	1,568	1,813

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.:
1.500%, 6-3-30	2,346	2,382
2.500%, 6-3-50	782	810
Meituan:
2.125%, 10-28-25(H)	1,561	1,585
3.050%, 10-28-30(H)	2,601	2,703
		7,480

Specialty Stores – 0.3%
Staples, Inc., 7.500%, 4-15-26(H)	7,809	8,154

Total Consumer Discretionary - 1.2%		32,294

Consumer Staples

Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
3.500%, 6-1-30	3,140	3,635
4.500%, 6-1-50	1,568	1,973
		5,608
Total Consumer Staples - 0.2%		5,608

Energy

Integrated Oil & Gas – 1.0%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.), 5.600%, 1-3-31	3,910	4,494
Petroleos Mexicanos:
6.490%, 1-23-27	15,026	15,867
6.840%, 1-23-30	3,178	3,327
Petronas Capital Ltd.:
3.500%, 4-21-30(H)	1,568	1,800
4.550%, 4-21-50(H)	1,576	2,103
		27,591

Oil & Gas Exploration & Production – 0.9%
Laredo Petroleum, Inc.:
9.500%, 1-15-25	10,259	8,925
10.125%, 1-15-28(E)	11,436	9,721
Saudi Arabian Oil Co.:
1.625%, 11-24-25(E)(H)	1,560	1,598
2.250%, 11-24-30(H)	4,290	4,366
		24,610

Oil & Gas Refining & Marketing – 0.5%
PBF Holding Co. LLC, 9.250%, 5-15-25(H)	8,242	8,083
Valero Energy Corp., 2.150%, 9-15-27	3,898	3,981
		12,064

Oil & Gas Storage & Transportation – 0.9%
Energy Transfer Operating L.P.:
6.750%, 5-15-68	11,100	10,128
7.125%, 5-15-68	11,100	10,545
Energy Transfer Partners L.P., 6.250%, 2-15-68	7,000	5,565
		26,238
Total Energy - 3.3%		90,503

Financials

Diversified Banks – 6.5%
Australia and New Zealand Banking Group Ltd., 2.570%, 11-25-35(H)	3,119	3,180
Banco de Credito del Peru, 3.125%, 7-1-30(H)	1,562	1,599
Banco Mercantil del Norte S.A., 8.375%, 10-14-68(H)	3,905	4,662
Banco Santander S.A.:
5.375%, 4-17-25(H)	2,548	2,927

2.746%, 5-28-25	2,346	2,504
3.490%, 5-28-30	1,564	1,754
Barclays plc:
3.564%, 9-23-35	2,341	2,537
7.875%, 12-29-49	26,982	28,264
8.000%, 9-15-68	7,237	8,069
6.125%, 12-15-68	3,901	4,203
Credit Agricole S.A., 1.907%, 6-16-26(H)	2,343	2,430
HSBC Holdings plc:
2.848%, 6-4-31	2,348	2,521
6.875%, 12-29-49	3,911	3,979
4.600%, 6-17-69	3,899	3,968
ING Groep N.V., 6.875%, 12-29-49	9,519	9,950
Royal Bank of Scotland Group plc (The), 8.625%, 12-29-49	19,098	19,822
Societe Generale Group, 7.375%, 12-29-49(H)	24,209	24,791
Societe Generale S.A., 3.653%, 7-8-35(H)	5,468	5,918
Standard Chartered plc, 7.500%, 12-29-49(H)	13,224	13,786
UniCredit S.p.A.:
2.569%, 9-22-26(H)	7,800	7,959
5.861%, 6-19-32(H)	10,953	12,336
5.459%, 6-30-35(H)	9,547	10,506
		177,665

Diversified Capital Markets – 1.5%
Credit Suisse Group AG:
2.193%, 6-5-26(H)	2,346	2,451
6.375%, 2-21-68(H)	4,768	5,311
7.500%, 6-11-68(H)	10,148	11,282
7.125%, 7-29-68	17,335	18,310
5.250%, 2-11-69(H)	3,901	4,125
		41,479

Financial Exchanges & Data – 0.3%
Intercontinental Exchange, Inc., 1.850%, 9-15-32	2,342	2,358
Refinitiv U.S. Holdings, Inc., 8.250%, 11-15-26(H)	6,241	6,811
		9,169

Investment Banking & Brokerage – 0.0%
Macquarie Bank Ltd., 3.624%, 6-3-30(H)	1,564	1,711

Life & Health Insurance – 0.2%
AIA Group Ltd.:
3.375%, 4-7-30(H)	1,960	2,196
3.200%, 9-16-40(H)	3,902	4,090
		6,286

Multi-Line Insurance – 0.2%
Athene Holding Ltd., 6.150%, 4-3-30	4,713	5,860

Other Diversified Financial Services – 0.1%
Grupo Aval Ltd., 4.375%, 2-4-30(H)	3,351	3,569

Specialized Finance – 0.1%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 4.500%, 9-15-23	2,343	2,540

Total Financials - 8.9%		248,279

Health Care

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.), 2.800%, 7-21-23	4,000	3,960

Total Health Care - 0.2%		3,960

Industrials

Aerospace & Defense – 1.3%
Boeing Co. (The):
4.875%, 5-1-25	3,917	4,464
5.150%, 5-1-30	3,917	4,740
5.805%, 5-1-50	2,356	3,250
Wolverine Escrow LLC:
8.500%, 11-15-24(H)	7,920	7,556
9.000%, 11-15-26(H)	7,919	7,495
13.125%, 11-15-27(H)	7,919	6,375
		33,880

Airlines – 0.1%
Southwest Airlines Co., 5.250%, 5-4-25	1,958	2,267

Highways & Railtracks – 0.1%
Transurban Finance Co. Pty Ltd., 2.450%, 3-16-31(H)	2,167	2,272

Total Industrials - 1.5%		38,419

Information Technology

Internet Services & Infrastructure – 0.1%
Baidu, Inc., 1.720%, 4-9-26	1,672	1,694

IT Consulting & Other Services – 0.1%
Leidos, Inc. (GTD by Leidos Holdings, Inc.):
3.625%, 5-15-25(H)	1,174	1,313
4.375%, 5-15-30(H)	1,174	1,406
		2,719

Semiconductors – 0.2%
Broadcom, Inc., 4.700%, 4-15-25	1,959	2,245
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(H)	4,682	4,594
		6,839

Technology Hardware, Storage & Peripherals – 0.1%
Apple, Inc., 2.400%, 8-20-50	3,122	3,189

Total Information Technology - 0.5%		14,441

Materials

Diversified Metals & Mining – 0.3%
Glencore Funding LLC:
1.625%, 9-1-25(H)	2,341	2,408
2.500%, 9-1-30(H)	5,463	5,568
		7,976

Steel – 0.4%
CSN Resources S.A., 7.625%, 2-13-23(H)	11,040	11,454

Total Materials - 0.7%		19,430

Real Estate

Industrial REITs – 0.2%
Aircastle Ltd., 5.250%, 8-11-25(H)	5,201	5,727

Total Real Estate - 0.2%		5,727

Utilities

Independent Power Producers & Energy Traders – 0.2%
NRG Energy, Inc.:
2.000%, 12-2-25(H)	3,900	4,042
2.450%, 12-2-27(H)	390	411
		4,453
Total Utilities - 0.2%		4,453

TOTAL CORPORATE DEBT SECURITIES – 18.9%		$517,295
(Cost: $512,065)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 1.2%
Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1 (Mortgage spread to 3-year U.S. Treasury index), 4.125%, 7-25-58(H)(J)	5,470	5,490
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 4.800%, 1-25-59(H)(J)	4,200	4,238
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F, 6.250%, 11-15-26	1,039	1,059
Verus Securitization Trust, Series 2018-3, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 5.694%, 10-25-58(H)(J)	7,900	7,999
Verus Securitization Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 5.311%, 2-25-59(H)(J)	12,800	12,409
Verus Securitization Trust, Series 2019-2, Class B1 (Mortgage spread to 5-year U.S. Treasury index), 4.440%, 5-25-59(H)(J)	1,850	1,869
		33,064

TOTAL MORTGAGE-BACKED SECURITIES – 1.2%		$33,064
(Cost: $33,824)

OTHER GOVERNMENT SECURITIES(K)

Argentina - 1.0%
Province of Buenos Aires, 7.875%, 6-15-27 (H)(I)	7,000	2,853
Province of Mendoza, 2.750%, 3-19-29 (H)	15,788	10,578
Republic of Argentina:
1.000%, 7-9-29	1,146	495
0.125%, 7-9-30	27,468	11,125
0.125%, 7-9-35	6,840	2,496
		27,547

Colombia - 0.1%
Republic of Colombia, 3.125%, 4-15-31	1,173	1,245

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$28,792
(Cost: $35,063)

LOANS(J)

Communication Services

Integrated Telecommunication Services – 0.8%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	23,105	22,336

Total Communication Services - 0.8%		22,336

Consumer Discretionary

Casinos & Gaming – 0.0%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(L)	492	497

Specialty Stores – 0.0%
Staples, Inc. (ICE LIBOR plus 500 bps), 5.214%, 4-12-26	6	6

Total Consumer Discretionary - 0.0%		503

Energy

Oil & Gas Storage & Transportation – 0.3%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.260%, 3-1-26	11,354	7,820

Total Energy - 0.3%		7,820

Financials

Property & Casualty Insurance – 0.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.647%, 2-28-25	18,793	18,136

Total Financials - 0.7%		18,136

Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	10,318	10,127

Health Care Services – 0.2%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.647%, 4-30-25	7,277	7,088

Total Health Care - 0.6%		17,215

Materials

Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.147%, 5-31-25	19,149	19,044

Total Materials - 0.7%		19,044

TOTAL LOANS – 3.1%		$85,054
(Cost: $89,971)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 4.500%, 1-15-43(M)	16,459	2,273
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 615 bps), 5.991%, 11-15-47(J)(M)	9,002	1,581

Federal National Mortgage Association Agency REMIC/CMO:
4.500%, 10-25-40(M)	8,169	1,287
4.500%, 5-25-47(M)	6,344	980
5.000%, 3-25-49(M)	6,031	748
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps), 5.472%, 6-25-45(J)(M)	14,052	3,002
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
5.972%, 4-25-45(J)(M)	6,860	1,676
5.952%, 4-25-46(J)(M)	16,317	3,136
5.952%, 8-25-46(J)(M)	16,984	3,237
6.102%, 6-25-48(J)(M)	36,598	8,430
		26,350

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.0%		$26,350
(Cost: $26,493)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Notes, 0.625%, 1-15-26	9,129	10,187

Treasury Obligations - 1.2%
U.S. Treasury Bonds:
2.750%, 8-15-47	20,500	25,651
3.000%, 2-15-49	5,409	7,121
		32,772

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.6%		$42,959
(Cost: $34,740)

BULLION – 5.8%	Troy Ounces
Gold	83	157,018
(Cost: $96,737)

SHORT-TERM SECURITIES	Shares

Money Market Funds(O) - 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(N)	2,835	2,835
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	7,056	7,056
		9,891

TOTAL SHORT-TERM SECURITIES – 0.4%		$9,891
(Cost: $9,891)

TOTAL INVESTMENT SECURITIES – 99.7%		$2,701,111
(Cost: $2,665,136)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		9,157

NET ASSETS – 100.0%		$2,710,268

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At December 31, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$446,903	$	–*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,530		–*
New Cotai Participation Corp., Class B	9-29-20	1,820	12,324		8,902

			$627,757		$8,902

The total value of these securities represented 0.3% of net assets at December 31, 2020.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	All or a portion of securities with an aggregate value of $2,766 are on loan.

(F)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.
(G)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $303,070 or 11.2% of net assets.

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(L)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(M)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at December 31, 2020.

(P)	Principal amounts are denominated in the indicated foreign currency, where applicable (CNY – Chinese Yuan Renminbi).

The following total return swap agreements were outstanding at December 31, 2020:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount(P)	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
China Government Bond	Short	Morgan Stanley & Co. International plc	02/20/2021	CNY40,139	7-Day China Fixing Repo Rates plus 65 bps	$1,353	$—	$1,353

(1)

The Fund pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Fund is short on the swap agreement, the Fund receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Fund is long on the swap agreement, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Fund is short on the swap agreement, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following written options were outstanding at December 31, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Kansas City Southern	N/A	Put	702	70	February 2021	$175.00	$117	$(102)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$12,970	$43,091	$—
Consumer Discretionary	140,758	46,067	8,902
Consumer Staples	52,940	69,660	—
Energy	31,811	39,046	—
Financials	96,687	165,390	—
Health Care	119,156	101,519	—
Industrials	168,383	132,915	—
Information Technology	336,928	181,606	—
Materials	22,448	—	—
Utilities	—	28,198	—
Total Common Stocks	$982,081	$807,492	$8,902
Purchased Options	501	—	—
Asset-Backed Securities	—	1,712	—
Corporate Debt Securities	—	517,295	—
Mortgage-Backed Securities	—	33,064	—
Other Government Securities	—	28,792	—
Loans	—	85,054	—
United States Government Agency Obligations	—	26,350	—
United States Government Obligations	—	42,959	—
Bullion	157,018	—	—
Short-Term Securities	9,891	—	—
Total	$1,149,491	$1,542,718	$8,902
Total Return Swaps	$—	$1,353	$—

Liabilities
Written Options	$—	$102	$—

During the period ended December 31, 2020, there were no transfers in or out of Level 3.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2020 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary/Company Net Assets	Percentage of Fund Net Assets

Ivy ASF II, Ltd.	1-31-13	4-10-13	$2,710,268	157,032	5.79%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$2,710,268	148	0.01%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,665,136

Gross unrealized appreciation	719,275

Gross unrealized depreciation	(683,300)

Net unrealized appreciation	$35,975